Ordinary Shares - Additional Information (Details) - USD ($)				6 Months Ended
	Jun. 29, 2026	Feb. 02, 2026	Jan. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Jul. 23, 2025
Class of Stock [Line Items]
Proceeds from issue of shares		$ 0
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock shares represented by each American depositary receipt	40		40
Par value	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Shares issued		340,000,000		340,000,000
Shares issued				2,799,892,915	2,160,310,915	19,582,000
Purchase of ordinary shares		340,000,000		340,000,000
Authorized share capital, share				4,258,745,553	4,258,745,553
Shares outstanding				2,459,892,915	2,160,310,915
Class B Ordinary Shares
Class of Stock [Line Items]
Par value				$ 0.00001	$ 0.00001
Shares issued				741,254,447	741,254,447
Authorized share capital, share				741,254,447	741,254,447
Shares outstanding				741,254,447	741,254,447
American Depositary Shares
Class of Stock [Line Items]
Par value		$ 3,400
Aggregate gross proceeds percentage			3.00%
Shares issued		8,500,000		8,500,000
shares sold				0
Stock available for future issuance				$ 12,800,000
Sales commission and offering expenses percentage				3.00%
Proceeds received				$ 0
Shares issued	7,000,000					489,550
Purchase of ordinary shares		8,500,000		8,500,000
Purchase price per share	$ 0.625
Gross proceeds	$ 4,375,000
Maximum | American Depositary Shares
Class of Stock [Line Items]
Stock offered aggregate maximum amount proposed offering price			$ 12,800,000